INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAX
Schedule of provision for income taxes

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,689)	(2,281)	(3,325)	(101.6)
Current provision for income tax—other	(25)	2	(111)	(3.3)
Deferred income tax (expense)/ benefit—Russia	115	(58)	175	5.3
Deferred income tax (expense)/ benefit—other	54	(14)	22	0.7

Total provision for income taxes	(1,545)	(2,351)	(3,239)	(98.9)

Schedule of components of net income before income taxes

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Net income before income taxes—Russia	7,713	11,350	15,716	480.2
Net income before income taxes—other	(395)	(776)	997	30.4

Total net income before income taxes	7,318	10,574	16,713	510.6

Schedule of statutory Russian income tax rate reconciled to the Company's effective income tax rate

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate of 20%	1,464	2,115	3,343	102.1
Effect of:
Tax on dividends	—	13	14	0.4
Non-deductible share-based compensation	49	75	146	4.5
Other expenses not deductible for tax purposes	49	183	83	2.5
Difference in foreign tax rates	(15)	(39)	(68)	(2.1)
Participation exemption on sale of equity investments	—	—	(393)	(12.0)
Other	(2)	4	(33)	(1.0)
Change in valuation allowance	—	—	147	4.5

Provision for income taxes	1,545	2,351	3,239	98.9

Schedule of movements in the valuation allowance

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	—	—	—	—
Charges to expenses	—	—	(147)	(4.5)

Balance at the end of the period	—	—	(147)	(4.5)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Balance at the beginning of the period	15	97	25	0.8
Increases/(decreases) related to prior years tax positions	89	(72)	(3)	(0.1)
Increases related to current year tax positions	—	2	2	0.1
Settlements	(10)	—	—	—
Foreign currency translation adjustment	3	(2)	1	—

Balance at the end of the period	97	25	25	0.8

Schedule of deferred tax assets and liabilities

	2012	2013	2013
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	222	387	11.9
Net operating loss carryforward	271	324	9.9
Other	8	40	1.2
Valuation allowance	—	(147)	(4.5)

Total deferred tax asset	501	604	18.5
Deferred tax liability
Convertible debt discount	—	(802)	(24.5)
Property and equipment	(325)	(268)	(8.2)
Intangible assets	(85)	(155)	(4.7)
Other	(51)	(41)	(1.3)

Total deferred tax liability	(461)	(1,266)	(38.7)
Net deferred tax asset/(liability)	40	(662)	(20.2)
Net deferred tax asset, current	456	596	18.2
Net deferred tax asset, non-current	35	3	0.1
Net deferred tax liability, current	(3)	(16)	(0.5)
Net deferred tax liability, non-current	(448)	(1,245)	(38.0)